SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 17 – SEGMENT INFORMATION

The Company currently operates as one business segment, which is also the sole reportable segment, focusing on the manufacturing and sales of indoor golf simulators. The Company’s business offerings have similar economic and other characteristics, including the nature of products, manufacturing, types of customers, and distribution methods. The determination of a single business segment is consistent with the consolidated financial information regularly provided to the Company’s chief operating decision maker (“CODM”). The Company’s CODM is its Principal Executive and Financial Officer and Director, who reviews and evaluates consolidated profit and loss and total assets for the purpose of assessing performance, making operating decisions, allocating resources, and planning and forecasting for future periods.

In addition to the significant expense categories included within net loss presented on the Company’s Consolidated Statements of Operations, see below for disaggregated amounts that comprise consulting, contract labor, personnel, business development, royalty, and marketing expenses:

	Three Months Ended March 31,
	2025	2024
Consulting expenses	$633,981	$410,104
Contract labor	613,340	222,208
Personnel expenses	1,946,816	1,619,387
Business development expenses	119,610	263,844
Royalty expenses	225,320	329,888
Marketing expenses	334,378	111,489
Other expenses*	1,023,810	1,039,764
Total operating expenses	$4,897,255	$3,996,684

*	Other expenses is materially comprised of rent, insurance, stock-based compensation, depreciation and amortization, licenses, dues and subscriptions, travel and entertainment, and merchant fees.

NOTE 21 – SEGMENT INFORMATION

The Company currently operates as one business segment, which is also the sole reportable segment, focusing on the manufacturing and sales of indoor golf simulators. The Company’s business offerings have similar economic and other characteristics, including the nature of products, manufacturing, types of customers, and distribution methods. The determination of a single business segment is consistent with the consolidated financial information regularly provided to the Company’s chief operating decision maker (“CODM”). The Company’s CODM is its Principal Executive and Financial Officer and Director, who reviews and evaluates consolidated profit and loss and total assets for the purpose of assessing performance, making operating decisions, allocating resources, and planning and forecasting for future periods.

In addition to the significant expense categories included within net loss presented on the Company’s Consolidated Statements of Operations, see below for disaggregated amounts that comprise consulting, contract labor, personnel, business development, royalty, and marketing expenses:

	Years Ended December 31,
	2024	2023
Consulting expenses	$1,226,900	$554,036
Contract labor	1,365,640	1,282,583
Personnel expenses	9,314,415	9,681,323
Business development expenses	528,264	729,466
Royalty expenses	706,214	709,640
Marketing expenses	710,658	395,941
Other expenses*	2,828,222	8,065,306
Total operating expenses	$16,690,313	$21,418,295

*	Other expenses materially comprised of rent, insurance, stock-based compensation, depreciation and amortization, licenses, dues and subscriptions, travel and entertainment, and merchant fees.